Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends and restates in its entirety the Definitive Proxy Statement and related Proxy Card that was originally filed by RPT Realty with the Securities Exchange Commission on March 16, 2023 (the “Original Definitive Proxy Statement”). The Original Definitive Proxy Statement was filed in connection with RPT Realty’s 2023 Annual Meeting of Shareholders to be held on April 27, 2023.
Entity Registrant Name	RPT Realty
Entity Central Index Key	0000842183